Segment reporting (Detail Textuals) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
Revenue		$ 205,118	$ 143,180
Trade receivables	[1]	20,613	12,840
Two Customers | PERU
Disclosure of operating segments [line items]
Revenue		$ 154,153	$ 97,290
Percentage of revenue		75.00%	68.00%
Information about major customers		2	2
Trade receivables		$ 15,997
Two Customers | MEXICO
Disclosure of operating segments [line items]
Revenue		$ 50,965	$ 45,890
Percentage of revenue		25.00%	32.00%
Information about major customers		2	2
Trade receivables		$ 4,616
First Customer | PERU
Disclosure of operating segments [line items]
Percentage of revenue		73.00%	65.00%
First Customer | MEXICO
Disclosure of operating segments [line items]
Percentage of revenue		88.00%	73.00%
Second Customer | PERU
Disclosure of operating segments [line items]
Percentage of revenue		27.00%	35.00%
Second Customer | MEXICO
Disclosure of operating segments [line items]
Percentage of revenue		12.00%	27.00%

[1]	Trade receivables exclude sales and income tax receivables.